Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 11 — Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of copyrights, software, customer relationship, non-compete agreements and technology know-hows. The following table summarizes acquired intangible asset balances as of:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Copyrights	3,731,250	3,731,250	519,065
Non-compete agreements	42,200,000	42,200,000	5,870,569
Subtotal	45,931,250	45,931,250	6,389,634
Less: accumulated amortization	(45,931,250)	(45,931,250)	(6,389,634)
Intangible assets, net	-	-	-

Amortization expense for the years ended December 31, 2023 and 2024 amounted to RMB 1,516,092 and nil, respectively.